UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Special Situations Fund
Semi-Annual Report
June 30, 2009

Highland Special Situations Fund
TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	19
Important Information About This Report	21
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
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FUND PROFILE
Highland Special Situations Fund
Objective
     Highland Special Situations Fund (the “Fund”) seeks to achieve high total returns while minimizing losses.
Total Net Assets of Common Shares as of June 30, 2009
     $39.0 million
Portfolio Data as of June 30, 2009
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 06/30/09 (%)*

B	18.6
Ba	6.8
C	5.4
Ca	12.2
Caa	27.7
NR	29.3

Top 5 Sectors as of 06/30/09 (%)*

Healthcare	16.8
Service	16.4
Energy	7.1
Retail	5.3
Utility	5.1

Top 10 Holdings as of 06/30/09 (%)*

Safety-Kleen Systems, Inc. (Common Stocks)	10.6
Thermo Fluids (Northwest), Inc. (Senior Loans)	5.8
Trussway Industries, Inc. (Common Stocks)	4.8
Charter Communications Operating, LLC (Senior Loans)	3.9
Energy XXI Gulf Coast, Inc. (Corporate Notes and Bonds)	3.8
Boise Paper Holdings, LLC (Senior Loans)	3.7
Blockbuster, Inc. (Senior Loans)	3.3
Venoco, Inc. (Senior Loans)	3.3
Texas Competitive Electric Holdings Co., LLC (Senior Loans)	3.1
TCD PhaRMA (Corporate Notes and Bonds)	2.8

*	Quality is calculated as a percentage of total senior loans and corporate notes and bonds. Sectors and holdings are calculated as a percentage of total assets applicable to common shareholders.
Semi-Annual Report | 1

FINANCIAL STATEMENTS
Highland Special Situations Fund
A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value for common shares is calculated by dividing net assets for that class by the number of common shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to preferred shareholders. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO

As of June 30, 2009 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)

US Senior Loans (a) - 54.0%

Aerospace - 2.0%
	US Airways Group, Inc.
1,474,747	Term Loan, 2.81%, 03/21/14	782,538

Broadcasting - 2.9%
	Univision Communications, Inc.
1,500,000	Initial Term Loan, 09/29/14 (b)	1,128,277

Cable/Wireless Video - 4.6%
	Charter Communications Operating, LLC
1,994,937	New Term Loan, 03/05/14 (b)	1,802,924

Chemicals - 1.9%
	Tronox Worldwide, LLC
909,600	Revolver, 5.93%, 11/28/10 (c)	745,872

Diversified Media - 2.9%
	Metro-Goldwyn-Mayer, Inc.
353,293	Tranche B Term Loan, 04/09/12 (b)	201,377
1,641,595	Tranche B-1 Term Loan, 3.56%, 04/09/12 (b)	917,241

		1,118,618

Energy - 3.9%
	Venoco, Inc.
1,977,942	Second Lien Term Loan, 4.38%, 05/07/14	1,523,015

Financial - 2.4%
	Digicel International Finance, Ltd.
1,000,000	Tranche A, 03/30/12 (b)	950,000

Forest Products/Containers - 4.5%
	Boise Paper Holdings, LLC
2,500,000	Second Lien Term Loan, 9.25%, 02/23/15	1,743,750

Healthcare - 3.1%
	LifeCare Holdings
1,949,367	Term Loan, 5.29%, 08/10/12	1,191,551

Information Technology - 2.0%
	Kronos, Inc.
1,000,000	Second Lien Term Loan, 06/11/15 (b)	758,750

Metals/Minerals - 1.1%
	Murray Energy Corp.
500,000	Second Lien Term Loan, 01/28/11 (b)	445,000

Retail - 6.3%
	Blockbuster, Inc.
2,000,000	Tranche B Term Loan, 5.09%, 08/20/11	1,554,370
	Revlon Consumer Products Corp.
1,000,000	Term Loan, 4.52%, 01/15/12	905,630

		2,460,000

Service - 7.0%
	Thermo Fluids (Northwest), Inc.
4,300,526	Tranche B Term Loan, 5.69%, 06/27/13	2,730,834

Transportation - Automotive - 3.1%
	Motor Coach Industries International, Inc.
795,575	Second Lien Tranche A, 11.75%, 06/30/12	727,620
490,157	Second Lien Tranche B, 11.75%, 06/30/12 (d)	448,289
	Penda Corp.
287,833	Term Loan, 8.75%, 05/03/10 (d) (e)	18,249

		1,194,158

Transportation - Land Transportation - 0.2%
	Gainey Corp.
971,870	Term Loan, 04/20/12 PIK (e)	95,564

Utility - 6.1%
	Entegra TC LLC
2,777,297	Third Lien Term Loan, 6.60%, 10/19/15 PIK	932,380
	Texas Competitive Electric Holdings Co., LLC
1,994,924	Initial Tranche B-2 Term Loan, 10/10/14 (b)	1,431,089

		2,363,469

	Total US Senior Loans (Cost $26,004,257)	21,034,320

Foreign Denominated Senior Loans (a) - 2.7%

Denmark EUR - 2.7%
	Danish Holdco A/S
3,445,779	Mezzanine Facility, 8.10%, 05/24/15 PIK	1,068,191

	Total Foreign Denominated Senior Loans (Cost $3,445,779)	1,068,191

Asset-Backed Securities (f) (g) - 0.7%
	Cent CDO, Ltd.
1,000,000	Series 2007-15A, Class C, 2.90%, 03/11/21	100,400
	Gulf Stream Sextant CLO, Ltd.
1,013,186	Series 2007-1A, Class D, 3.01%, 06/17/21 PIK (e)	91,187
	Stanfield McLaren CLO, Ltd.
1,000,000	Series 2007-1A, Class B2L, 5.16%, 02/27/21	68,400

	Total Asset-Backed Securities (Cost $2,181,985)	259,987

Corporate Notes and Bonds - 13.6%

Broadcasting - 0.0%
	Young Broadcasting, Inc.
1,000,000	10.00%, 03/01/11 (e) (h)	2,500

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)

Energy - 4.6%
	Energy XXI Gulf Coast, Inc.
3,000,000	10.00%, 06/15/13	1,785,000

Healthcare - 9.0%
	Celtic Pharma Phinco B.V.
1,176,911	17.00%, 06/15/12 PIK (f)	764,992
	Cinacalcet Royalty Sub LLC
541,040	8.00%, 03/30/17 (f)	541,040
	Molecular Insight Pharmaceuticals, Inc.
1,080,956	9.17%, 11/01/12 PIK (f) (g)	918,813
	TCD PhaRMA
1,500,000	16.00%, 04/15/24 (f)	1,290,000

		3,514,845

	Total Corporate Notes and Bonds (Cost $8,133,639)	5,302,345

Claims (i) - 0.0%

Utility - 0.0%
2,400,000	Mirant Corp.	—

	Total Claims (Cost $0)	—

Shares
Common Stocks - 24.0%

Healthcare - 5.4%
1,000,000	Genesys Ventures IA, LP (d) (i)	1,259,580
16,748	Teva Pharmaceutical Industries Ltd., SP ADR	826,346

		2,085,926

Housing - 5.7%
70,329	Trussway Industries, Inc. (d) (i) (j)	2,223,238

Retail - 0.0%
12,265,769	Home Interiors & Gifts, Inc. (d) (i)	—

Service - 12.7%
660,008	Safety-Kleen Systems, Inc. (i)	4,950,058

Wireless Communications - 0.2%
138,632	ICO Global Communications Holdings, Ltd. (i)	85,952

	Total Common Stocks (Cost $12,591,234)	9,345,174

Units
Warrants (i) - 0.0%

Cable/Wireless Video - 0.0%
1,250	Grande Communications Holdings, Inc., expires 04/01/11 (d)	—

Wireless Communications - 0.0%
220,000	Clearwire Corp., expires 08/15/10	7,700

	Total Warrants (Cost $374,013)	7,700

Total Investments - 95.0% (Cost of $52,730,907) (k)		37,017,717

Preferred Shares at Liquidation Value - (1.0)%		(411,000)

Other Assets & Liabilities, Net - 6.0%		2,351,123

Net Assets applicable to Common Shareholders - 100.0%		38,957,840

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)	Senior loan assets have additional unfunded loan commitments. See Note 9.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee, in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $3,949,356, or 10.1% of net assets, were fair valued under the fair value procedures as of June 30, 2009.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2009, this security amounted to $3,774,832 or 9.7% of net assets.

(g)	Variable rate asset. The interest rate shown reflects the rate in effect at June 30, 2009.

(h)	Securities (or a portion of securities) on loan as of June 30, 2009. See Note 10.

(i)	Non-income producing security.

(j)	Affiliated issuer. See Note 8.

(k)	Cost for U.S. Federal income tax purposes is $52,730,907.
4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Special Situations Fund

PIK	Payment-in-Kind
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro Currency
SP ADR	Sponsored American Depositary Receipt

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)
Healthcare	2.7%

Total	2.7%

See accompanying Notes to Financial Statements. | 5

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2009 (unaudited)	Highland Special Situations Fund

($)

Assets:
Investments:
Unaffiliated issuers, at value (cost $51,087,696)	34,794,479
Affiliated issuers, at value (cost $1,643,211) (Note 8)	2,223,238

Total investments, at value (cost $52,730,907)	37,017,717
Cash	9,280,595
Foreign currency (Cost$2,005)	2,005
Cash held as collateral for securities loaned (Note 10)	37,400
Receivable For:
Dividends and interest receivable	444,278
Other assets	9,374

Total assets	46,791,369

Liabilities:
Accumulated undeclared distributions to preferred shareholders (Note 2)	16,304
Net discount and unrealized depreciation on unfunded transactions (Note 9)	182,344
Payable upon receipt of securities loaned (Note 10)	37,400
Payables For:
Investments purchased	6,974,609
Investment advisory fee payable (Note 4)	154,106
Trustees’ fees (Note 4)	3,285
Accrued expenses and other liabilities	54,481
Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an aggregate of 411 shares issued and outstanding) liquidation value	411,000

Total liabilities	7,833,529

Net Assets Applicable to Common Shares	38,957,840

Composition of Net Assets:
Par value of common shares (Note 1)	6,062
Paid-in capital in excess of par value of common shares	63,023,727
Undistributed net investment income	2,346,079
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(10,686,053)
Net unrealized appreciation/(depreciation) on investments and unfunded transactions	(15,731,975)

Net Assets Applicable to Common Shares	38,957,840

Common Shares:
Net assets	38,957,840
Shares outstanding (unlimited authorization)	6,062,358
Net asset value per share (net assets/shares outstanding)	6.43
6 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (unaudited)	Highland Special Situations Fund

($)

Investment Income:
Interest from unaffiliated issuers	1,974,294
Interest from affiliated issuer (Note 8)	80,886
Dividends (net of foreign withholding tax of $2,264)	16,892
Securities lending income	1,854

Total Investment Income	2,073,926

Expenses:
Investment management fees (Note 4)	303,495
Fund administration fees	81,088
Transfer agent fees	2,860
Professional fees	59,346
Trustees’ fees (Note 4)	5,546
Custodian fees	3,968
Reports to shareholders	9,121
Insurance expense	46,856
Other expenses	22,641

Net expenses	534,921

Net investment income	1,539,005

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(7,037,616)
Net realized gain/(loss) on foreign currency transactions	83
Net change in unrealized appreciation/(depreciation) on investments	14,466,839
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	46,640

Net realized and unrealized gain/(loss) on investments	7,475,946

Undeclared Distributions to Preferred Shareholders:
From net investment income	(16,304)

Net increase in net assets, applicable to common shareholders, from operations	8,998,647

See accompanying Notes to Financial Statements. | 7

STATEMENTS OF CHANGES IN NET ASSETS
Highland Special Situations Fund

	Six Months
	Ended	Year Ended
	June 30, 2009	December 31,
	(Unaudited)	2008
	($)	($)
Increase in Net Assets:

From Operations
Net investment income	1,539,005	4,512,243
Net realized gain/(loss) on investments from affiliated, non-affiliated issuers and foreign currency transactions	(7,037,533)	6,117,500
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	14,513,479	(51,245,962)
Distributions to preferred shareholders from net investment income, including change in accumulated undeclared distributions	(16,304)	(9,227)
Distributions to preferred shareholders from capital gains	—	(23,653)

Net change in net assets from operations	8,998,647	(40,649,099)

Distributions Declared to Common Shareholders
From net investment income	—	(3,676,350)
From capital gains	—	(9,423,650)

Total distributions declared to common shareholders	—	(13,100,000)

Share Transactions from Common Shares
Distributions reinvested	—	—

Net increase from share transactions from common shares	—	—

Total increase/(decrease) in net assets from common shares	8,998,647	(53,749,099)

Net Assets Applicable to Common Shares
Beginning of period	29,959,193	83,708,292

End of period (including underdistributed and overdistributed net investment income of $2,346,079 and $823,378, respectively)	38,957,840	29,959,193

Changes in Common Shares
Issued for distributions reinvested	—	—

Net increase in common shares	—	—
8 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2009 (unaudited)	Highland Special Situations Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	1,539,005

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(14,372,880)
Proceeds from disposition of investment securities	15,030,163
Decrease in receivable for investments sold	5,085,376
Decrease in receivable for securities loaned	2,162,580
Decrease in interest and fees receivable	181,788
Decrease in other assets	45,507
Net amortization/(accretion) of premium/(discount)	(470,775)
Decrease in payable upon receipt of securities loaned	(2,162,580)
Increase in payable for investments purchased	6,974,609
Decrease in payable for undeclared distributions to Common Shares	(13,100,017)
Increase in payable for declared distributions to Preferred Shareholders	16,304
Decrease in payables to related parties	(39,598)
Decrease in other expenses and liabilities	(65,205)

Net cash flow provided by operating activities	824,277

Cash Flows Used in Financing Activities
Undeclared distributions to Preferred Shareholders from net investment income	(16,304)

Net cash flow from financing activities	(16,304)

Net increase in cash	807,973

Cash and Foreign Currency
Beginning of the period	8,474,627

End of the period	9,282,600

See accompanying Notes to Financial Statements. | 9

FINANCIAL HIGHLIGHTS

Highland Special Situations Fund
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended
Common Shares Per Share	June 30, 2009		Years Ended December 31,
Operating Performance:	(unaudited)		2008	2007	2006	2005 (a)

Net Asset Value, Beginning of Period	$4.94		$13.81	$12.49	$10.65	$10.00

Income from Investment Operations:
Net investment income	$0.25		$0.74	$0.35	$0.66	$0.38
Net realized and unrealized gain/(loss) on investments	1.24		(7.44)	1.48	1.84	0.83
Distributions from net investment income to preferred shareholders, including declared distributions	—	(b)	— (b)	(0.01)	(0.01)	—	(b)
Distributions from net realized gains to preferred shareholders	—		(0.01)	—	—	—

Total from investment operations, applicable to common shareholders	1.49		(6.71)	1.82	2.49	1.21
Less Distributions Declared to Common Shareholders:
From net investment income	—		(0.61)	(0.37)	(0.65)	(0.39)
From return of capital	—		—	(0.01)	—	(0.01)
From net realized gains	—		(1.55)	(0.12)	—	(0.16)

Total distributions declared to common shareholders	—		(2.16)	(0.50)	(0.65)	(0.56)

Net Asset Value, End of Period	$6.43		$4.94	$13.81	$12.49	$10.65
Total return (c)	30.16	%(d)	(48.58)%	14.61%	23.43%	12.08	%(d)

Ratios to Average Net Assets/Supplemental Data:

Common Share Information at End of Period:
Net assets, end of period (000’s)	$38,958		$29,959	$83,708	$73,050	$59,194
Ratios based on net assets of common shares
Net expenses	2.64%		2.23%	3.22%	6.00%	5.90%
Net investment income (e)	7.61%		6.37%	2.55%	5.75%	6.48%

Common and Preferred Share Information at End of Period:
Ratios based on net assets of common and preferred shares
Net expenses	2.62%		2.22%	3.21%	5.96%	5.85%
Net investment income	7.45%		6.32%	2.50%	5.66%	6.37%
Portfolio turnover	45	%(d)	113%	51%	73%	50	%(d)

Preferred Share Information at End of Period:
Aggregate amount outstanding, end of period (000’s)	$411		$411	$411	$411	$411
Asset coverage per share (f)	$95,788		$73,893	$204,670	$177,737	$145,024

(a)	Highland Special Situations Fund commenced investment operations on May 18, 2005.

(b)	Represents less than $0.005 per common share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Net investment income ratio does not reflect payment to preferred shareholders. The ratio reflecting such payment was 7.53%, 6.36%, 2.51%, 5.70% and 6.42% for the six months ended June 30, 2009, years ended December 31, 2008, December 31, 2007 and December 31, 2006 and the period ended December 31, 2005, respectively.

(f)	Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.
10 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2009	Highland Special Situations Fund
Note 1. Organization and Operations
Highland Special Situations Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on May 18, 2005.
Investment Objective
The Fund seeks to achieve high total returns while minimizing losses.
Common Shares
The Fund may issue an unlimited number of common shares, par value $0.001 per share (the “Common Shares”). The Fund will continuously offer a single class, Class Z, only to investors that are both accredited investors and qualified clients on a private placement basis.
Preferred Shares
The Fund is authorized to issue up to 500 shares of Series P Preferred Shares (“Series P Shares”). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the “Liquidation Preference”) plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund’s operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated and unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%. As of June 30, 2009, there are 411 Series P Shares issued and outstanding.
The Fund is also authorized to issue one share of Series S Preferred Shares (“Special Share”). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated and unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the investment management agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share (together, the “Preferred Shares”) unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of June 30, 2009, the Special Share had not been issued.
The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Fund’s Board of Trustees (the “Board” or “Trustees”), or its designee, in accordance with procedures approved by the Board. The NAV is calculated by dividing the value of the Fund’s net assets attributable to Common Shares by the numbers of Common Shares outstanding.
Valuation of Investments
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or
Semi-Annual Report | 11

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
12 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of June 30, 2009 is as follows:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	as of	Quoted	Observable	Unobservable
Investments in Securities	June 30, 2009	Price	Input	Input
Common Stocks
Healthcare	$2,085,926	$826,346	$—	$1,259,580
Housing	2,223,238	—	—	2,223,238
Service	4,950,058	—	—	4,950,058
Wireless Communications	85,952	85,952	—	—
Warrants	7,700	—	—	7,700
Debt
Senior Loans	22,102,511	—	16,363,456	5,739,055
Asset-Backed Securities	259,987	—	—	259,987
Corporate Debt	5,302,345	—	1,787,500	3,514,845
Claims	—	—	—	—

Total	$37,017,717	$912,298	$18,150,956	$17,954,463

The Fund did not have any liabilities that were measured at fair value on a recurring basis at June 30, 2009.
The tables below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2009.

			Net
			amortization/
	Balance as of	Transfers	(accretion) of
Assets at Fair Value using	December 31,	in/(out)	premium/	Net realized	Net unrealized	Net	Balance as of
unobservable inputs (Level 3)	2008	of Level 3	(discount)	gains/(losses)	gains/(losses)	purchase/(sales)	June 30, 2009
Common Stocks
Healthcare	$1,451,000	$—	$—	$—	$(191,420)	$—	$1,259,580
Housing	1,887,630	—	—	—	335,608	—	2,223,238
Service	1,650,019	—	—	—	3,300,039	—	4,950,058
Warrants	563	—	—	—	7,137	—	7,700
Debt
Senior Loans	9,161,472	(1,839,314)	290,119	(5,704)	2,872,833	(4,740,351)	5,739,055
Asset-Backed Securities	331,750	—	—	13,186	(84,949)	—	259,987
Corporate Debt	6,130,038	(2,500)	30,764	(2,876,725)	3,151,526	(2,918,258)	3,514,845
Claims	24,000	—	—	—	(24,000)	—	—

Total	$20,636,472	$(1,841,814)	$320,883	$(2,869,243)	$9,366,774	$(7,658,609)	$17,954,463

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
Semi-Annual Report | 13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
The net unrealized losses presented in the tables above relate to investments that are still held at June 30, 2009 and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended June 30, 2009, approximately $1,841,814 of the Fund’s portfolio investments were transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. As of June 30, 2009, the Fund did not hold any short positions.
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes.
In July 2006, FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the SEC delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of June 29, 2007, the Fund adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.
Distributions to Shareholders
Dividends and distributions from net investment income are distributed each year based on the criteria set forth below. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Distributions to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain distributions, deemed capital gain distributions and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total distributions paid during the taxable year. The Fund will not declare or pay any distribution with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount
14 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

Distributions paid from:	2008	2007
Ordinary income*	$3,685,577	$2,819,542
Long-term capital gains	9,447,303	111,718
Return of capital	—	51,703

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.
As of December 31, 2008, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Accumulated
Capital	Undistributed	Undistributed
and Other	Ordinary	Long-Term	Net Unrealized
Losses	Income	Capital Gains	(Depreciation)
$(3,648,520)	$826,401	$—	$(30,245,454)
Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for U.S. federal income tax purposes and excluding any unrealized appreciation/(depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

Unrealized appreciation	$1,143,530
Unrealized depreciation	(16,856,720)

Net unrealized depreciation	$(15,713,190)

Note 4. Investment Management, Carried Interest, Trustee, and Other Fees
Management Fee
The Investment Adviser receives an investment management fee (the “Management Fee”) of 1.50% per year, calculated monthly and paid quarterly of the aggregate NAV of the Fund. NAV shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered “illiquid” if the Investment Adviser reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Adviser could not be sold or disposed of in the ordinary course of business (without taking into account any illiquidity or simular discounts) within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the fact that the Investment Adviser is an affiliate of the issuer or possesses inside information regarding such issuer.
Carried Interest Fee
The Carried Interest will be paid as a fee pursuant to the Investment Management Agreement between the Fund and the Investment Adviser. The Carried Interest is an amount (payable annually) such that after receipt thereof the Investment Adviser will have received from the Fund 20% of the realized and unrealized cumulative total return of the Fund on its assets attributable to the Common Shares and the Special Share. The Carried Interest shall be payable as of December 31 of each year and shall be paid not later than completion of the audit of the Fund for such year. If there is positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full (“High Watermark Provision”). For the avoidance of doubt, all total return (positive or negative) will be determined in dollars (the percentage figure in connection with recoupment of negative return being utilized solely to calculate the dollar amount of negative return required to be recouped). For purposes of all Carried Interest calculations, illiquid assets (as defined for purposes of the Management Fee) will be valued at the lesser of cost or fair market value (as determined by the Investment Adviser in good faith).
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered
Semi-Annual Report | 15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
investment companies and a business development company advised by the Investment Adviser as of the date of this semi-annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $14,372,880 and $15,030,163, respectively.
Note 6. Periodic Repurchase Offers
The Fund may make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months (“Repurchase Offers”) at the option of the Board. During the six months ended June 30, 2009, the Fund did not make any Repurchase Offers.
Note 7. Senior Loan Participation Commitments
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”) the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities (“Borrowers”). If the lead lender in a lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.
When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the “Selling Participant”), not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrower, and the Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At June 30, 2009, there were no Senior Loans purchased by the Fund on a participation basis.
Note 8. Transactions in Securities of Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies at June 30, 2009:

		Principal
		Amount
	Shares at	at	Market Value
	June 30,	June 30,	December 31,	June 30,
	2009	2009	2008	2009
Trussway Industries, Inc. (Common Stock)	70,329	$—	$6,259,281	$2,223,238
Trussway Industries, Inc. (Term Loan)	—	—	4,575,860	—

	70,329	$—	$10,835,141	$2,223,238

Note 9. Unfunded Loan Commitments
As of June 30, 2009, the Fund had unfunded loan commitments of $626,127 which could be extended at the option of the Borrower, pursuant to loan agreements with the following borrowers:

Unfunded
Loan
Borrower	Commitment
Tronox Worldwide, LLC	$626,127
Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of June 30, 2009, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $182,344. The net change in unrealized depreciation on unfunded transactions of $46,640 is recorded in the Statement of Operations.
Note 10. Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in
16 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2009, the market value, as defined by FAS 157, of securities loaned by the Fund was $2,338. The loaned securities were secured with cash collateral of $37,400, which was invested in the BlackRock Institutional Money Market Trust.
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Note 12. Disclosure of Significant Risks and Contingencies
Concentration Risk
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the net asset value of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high yield debt may result in greater net asset value fluctuation than if the Fund did not make such investments.
Illiquidity of Investments Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.
Troubled, Distressed or Bankrupt Companies Risk
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible or that the resulting analysis will produce accurate conclusions.
Carried Interest Risk
The Carried Interest may create an incentive for the Investment Adviser or its affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Adviser to use leverage to increase the return on the Fund’s investments. If the Investment Adviser acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Adviser might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Adviser is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.
Leverage Risk
The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.
Semi-Annual Report | 17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Special Situations Fund
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Foreign Securities Risk
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.
Short Selling Risk
Short sales by the Fund that are not made where there is an offsetting long position in the asset that is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Significant Shareholders
At June 30, 2009, two shareholders (“Significant Shareholders”) owned 88.1% of the net assets applicable to Common Shares. The Fund will not accept any other subscription for Common Shares without the consent of the Board of Trustees and the written consent of the Significant Shareholders.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund after the balance sheet date through August 20, 2009, the date on which these financial statements were issued, and has determined that, except as already included in the notes to these financial statements, there were no subsequent events requiring disclosure.
18 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

June 30, 2009	Highland Special Situations Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Novation of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Amended Investment Management Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
At a meeting held on June 5, 2009, the Board, including the Independent Trustees, approved a Novation of Investment Advisory Agreement (the “Novation Agreement”) among the Investment Adviser, the Fund and Highland Funds Asset Management, L.P. (“HFAM”) to be entered into at such date as the Fund’s officers shall determine. Pursuant to the Novation Agreement, HFAM, a newly formed entity and a registered investment adviser under the Investment Advisers Act of 1940, would assume management of the Fund, and would be bound by the Advisory Agreement (the “Transaction”). There will be no change in investment advisory fees charged to the Fund.
In approving the Novation Agreement, the Board considered the representations of HFAM that the nature, extent and quality of services to be provided to the Fund by HFAM after the Transaction, as compared to the investment advisory services currently provided by the Investment Adviser, will be unchanged. The Board also considered the fact that the same portfolio managers and investment professionals will continue to provide investment advisory services to the Fund after the Transaction. Additionally, the Board noted that the Transaction is not intended to, and is not expected to, result in any change in the investment processes, investment strategies or investment techniques currently employed in managing the Fund. With respect to the capitalization of HFAM, the Board considered the fact that the Investment Adviser would issue a guarantee of HFAM’s obligations. The Board also considered the information and various written materials that were provided at a meeting held on December 18-19, 2008 in connection with the annual approval of the Advisory Agreement (the “December 2008 Meeting”). At the December 2008 Meeting, the Board reviewed and considered various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Investment Adviser and other relevant information and factors, including the following: (i) the nature, extent, and quality of the services provided by the Investment Adviser; (ii) the Investment Adviser’s historical performance in managing the Fund; (iii) the costs of the services to be provided by the Investment Adviser and the profits realized by the Investment Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. A detailed discussion of these factors can be found in the Fund’s Annual Report for the fiscal year ended December 31, 2008.
Semi-Annual Report | 19

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IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser Highland Capital Management, L.P. NexBank Tower 13455 Noel Road, Suite 800 Dallas, TX 75240	This report has been prepared for shareholders of Highland Special Situations Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

Transfer Agent PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02860	A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.

Custodian PFPC Trust Company 8800 Tinicum Boulevard Philadelphia, PA 19153	The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form NQ by visiting the Fund’s website at www.hcmlp.com

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110
Semi-Annual Report | 21

Highland Special Situations Fund	Semi-Annnual Report, June 30, 2009

www.highlandfunds.com	HLC-HSSF-SEMI-06/09

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Special Situations Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 8/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 8/25/09

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Treasurer and Secretary (principal financial officer)

Date 8/25/09

*	Print the name and title of each signing officer under his or her signature.